Fair Value Measurements (Details) - EBP Plans - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	$ 15,166,862,101	$ 12,571,324,043
Plan's total interest in The Lilly Employee Savings Plan Master Trust	16,211,456,463	13,536,201,282
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	429,061,226	353,047,838
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	432,429,718	347,947,988
Eli Lilly and Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	4,444,670,141	3,586,035,728
Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	473,635,764
Synthetic GICs, at contract value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at contract value – Synthetic GICs	1,044,594,362	964,877,239
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	5,779,796,849	4,287,031,554
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	429,061,226	353,047,838
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	432,429,718	347,947,988
Level 1 | Eli Lilly and Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	4,444,670,141	3,586,035,728
Level 1 | Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	473,635,764
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 2 | Eli Lilly and Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 2 | Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 3 | Eli Lilly and Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0	0
Level 3 | Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	5,779,796,849	4,287,031,554
Fair Value Measured at Net Asset Value Per Share | Interest in common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments at fair value	$ 9,387,065,252	$ 8,284,292,489